Document and Entity Information Document		12 Months Ended
	May 06, 2020	Dec. 31, 2019
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	May 06, 2020
Entity Registrant Name	PULTEGROUP, INC.
Entity Central Index Key	0000822416
Current Fiscal Year End Date		--12-31
Amendment Flag	false
Entity Incorporation, State or Country Code	MI
Entity File Number	1-9804
Entity Tax Identification Number	38-2766606
Entity Address, Address Line One	3350 Peachtree Road NE, Suite 150
Entity Address, City or Town	Atlanta,
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30326
City Area Code	404
Local Phone Number	978-6400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Shares, par value $0.01
Trading Symbol	PHM
Security Exchange Name	NYSE
Series A Junior Participating Preferred Share Purchase Rights [Member]
Entity Information [Line Items]
No Trading Symbol Flag	true
Title of 12(b) Security	Series A Junior Participating Preferred Share Purchase Rights
Security Exchange Name	NYSE